Selected Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2013 Quarters				2012 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$14,399	$16,006	$15,462	$16,759	$12,416	$13,807	$15,042	$16,443
Gross margin	3,934	4,454	4,442	4,475	3,486	3,873	4,039	4,157
Net income attributable to common shareowners	1,266	1,560	1,432	1,463	330	1,328	1,415	2,057
Earnings per share of Common Stock:
Basic—net income	$1.40	$1.73	$1.59	$1.62	$0.37	$1.49	$1.58	$2.28
Diluted—net income	$1.39	$1.71	$1.57	$1.60	$0.36	$1.47	$1.56	$2.26

COMPARATIVE STOCK DATA (UNAUDITED)

	2013			2012
(common stock)	High	Low	Dividend	High	Low	Dividend
First quarter	$93.59	$83.55	$0.535	$87.50	$73.62	$0.480
Second quarter	$97.55	$91.05	$0.535	$83.57	$70.71	$0.480
Third quarter	$112.00	$93.80	$0.535	$82.56	$70.95	$0.535
Fourth quarter	$113.80	$102.76	$0.590	$83.64	$74.44	$0.535

Our common stock is listed on the New York Stock Exchange. The high and low prices are based on the Composite Tape of the New York Stock Exchange. There were approximately 21,364 registered shareholders at January 31, 2014.